Shareholders' equity and share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders' equity and share-based payments
Summary of share cancellation

					Percentage
		Number of shares	Buybacks for the purpose of		of the share
	Board of Directors’	bought back and	cancellation of the	the shareholder	capital
Fiscal year	decision date	cancelled	dilution(a)	return policy	cancelled(b)
2021	February 8, 2021	23,284,409 shares bought back between October 31, 2019 and March 9, 2020	n/a	23,284,409 shares	0.88%
2019	December 11, 2019	65,109,435 shares bought back between October 29, 2018 and September 9, 2019	34,860,133 shares issued as payment for the 1st, 2nd and 3rd 2018 interim dividends	30,249,302 shares	2.44%
(a)	Cancellation of the dilution for the shares issued, without discount, for the scrip dividend.
(b)	Percentage of the share capital that the cancelled shares represented on the operations’ date.

Schedule of variation of the number of shares composing the shares capital

AS OF DECEMBER 31, 2018 (a)		2,640,602,007
	2019 Capital increase reserved for employees	10,047,337
	Capital increase as payment of the scrip dividend (second and third 2018 interim dividend)	16,076,936
	Exercise of TotalEnergies share subscription options	264,230
	Capital reduction by cancellation of treasury shares	(65,109,435)
AS OF DECEMBER 31, 2019 (b)		2,601,881,075
	Deferred contribution pursuant to the 2015 capital increase reserved for employees	18,879
	2020 Capital increase reserved for employees	13,160,383
	Capital increase as payment of the scrip dividend (final 2019 dividend)	38,063,688
AS OF DECEMBER 31, 2020 (c)		2,653,124,025
	Capital reduction by cancellation of treasury shares	(23,284,409)
	2021 Capital increase reserved for employees	10,589,713
AS OF DECEMBER 31, 2021 (d)		2,640,429,329
(a)	Including 32,473,281 treasury shares deducted from consolidated shareholders’ equity.
(b)	Including 15,474,234 treasury shares deducted from consolidated shareholders’ equity.
(c)	Including 24,392,703 treasury shares deducted from consolidated shareholders’ equity.
(d)	Including 33,841,104 treasury shares deducted from consolidated shareholders’ equity.

Schedule of ESOP completed by the company

Fiscal year	2021	2020	2019
Date of the ESOP	June 9, 2021	June 11, 2020	June 6, 2019
By virtue of	20th resolution of the ESM of May 29, 2020	18th resolution of the ESM of June 1, 2018	18th resolution of the ESM of June 1, 2018
Subscriptions
Number of shares subscribed	10,376,190	12,952,925	9,845,111
Subscription price	30.50 euros	26.20 euros	40.10 euros
Free shares
Number of shares granted	213,523	207,458	202,226
By virtue of		19th resolution of the ESM of June 1, 2018	19th resolution of the ESM of June 1, 2018
Deferred contribution
Number of shares granted	–	1,380	5,932
Number of beneficiaries	–	276	1,187
End of the acquisition period	–	June 11, 2025	June 6, 2024

Schedule of Total shares held by TotalEnergies SE

As of December 31,	2021	2020	2019
Number of treasury shares held by TotalEnergies SE	33,841,104	24,392,703	15,474,234
Percentage of share capital	1.28%	0.92%	0.59%
Of which shares acquired with the intention to cancel them	30,665,526	23,284,409	11,051,144
Of which shares allocated to TotalEnergies share performance plans	3,103,018	1,055,446	4,357,324
Of which shares intended to be allocated to new share performance or purchase options plans	72,560	52,848	65,766

Schedule of weighted-average shares and diluted shares used to calculate earnings per share and fully-diluted earnings per share

	2021	2020	2019
Number of shares as of January 1,	2,653,124,025	2,601,881,075	2,640,602,007
TotalEnergies shares held by TotalEnergies SE or by its subsidiaries and deducted from shareholders' equity	(24,392,703)	(15,474,234)	(32,473,281)
Evolution of the number of shares during the financial year (pro-rated)
Exercise of TotalEnergies share subscription options	–	–	157,153
Final grant of TotalEnergies performance shares	3,810,430	2,154,064	2,140,576
Capital increase reserved for employees (a)	6,177,333	7,689,476	5,860,947
Capital increase as payment of the scrip dividend	–	17,445,857	12,360,894
Buyback of TotalEnergies treasury shares including:	(7,296,460)	(11,669,489)	(27,026,481)
Shares repurchased during the fiscal year to cancel the dilution caused by the scrip dividend payment and within the framework of the share buyback program	(3,762,794)	(10,666,710)	(24,818,443)
Shares repurchased during the fiscal year to cover for the performance share plans	(3,533,666)	(1,002,779)	(2,208,038)
WEIGHTED-AVERAGE NUMBER OF SHARES	2,631,422,625	2,602,026,749	2,601,621,815
Dilutive effect
Grant of TotalEnergies share subscription or purchase options	–	–	33,636
Grant of TotalEnergies performance shares	14,492,673	–	14,593,030
Capital increase reserved for employees(a)	1,552,947	–	1,759,407
WEIGHTED-AVERAGE NUMBER OF DILUTED SHARES AS OF DECEMBER 31,(b)	2,647,468,245	2,602,026,749	2,618,007,888

(a)    Including the capital increase in consideration to the deferred contribution pursuant to the capital increase reserved for employees.

(b)    In 2020, the effect generated by the grant of TotalEnergies performance shares and by the capital increase reserved for employees (19,007,836 shares) is anti-dilutive. In accordance with IAS 33, the weighted-average number of diluted shares is therefore equal to the weighted-average number of shares.

Summary of dividends

2021 Dividend	First interim	Second interim	Third interim	Final
Amount	€0.66	€0.66	€0.66	€0.66
Set date	April 28, 2021	July 28, 2021	October 27, 2021	May 25, 2022
Ex-dividend date	September 21, 2021	January 3, 2022	March 22, 2022	June 21, 2022
Payment date	October 1, 2021	January 13, 2022	April 1, 2022	July 1, 2022

Detail of other comprehensive income

For the year ended December 31,
(M$)	2021	2020	2019
Actuarial gains and losses	1,035	(212)	(192)
Change in fair value of investments in equity instruments	66	533	142
Tax effect	(411)	65	53
Currency translation adjustment generated by the parent company	(7,202)	7,541	(1,533)
Sub-total items not potentially reclassifiable to profit & loss	(6,512)	7,927	(1,530)
Currency translation adjustment	4,216	(4,645)	740
– Unrealized gain/(loss) of the period	4,380	(4,607)	800
– Less gain/(loss) included in net income	164	38	60
Cash flow hedge	278	(313)	(599)
– Unrealized gain/(loss) of the period	109	(175)	(552)
– Less gain/(loss) included in net income	(169)	138	47
Variation of foreign currency basis spread	2	28	1
– Unrealized gain/(loss) of the period	(47)	(22)	(57)
– Less gain/(loss) included in net income	(49)	(50)	(58)
Share of other comprehensive income of equity affiliates, net amount	706	(1,831)	408
– Unrealized gain/(loss) of the period	626	(1,841)	421
– Less gain/(loss) included in net income	(80)	(10)	13
Other	(1)	(8)	(3)
Tax effect	(135)	72	202
Sub-total items potentially reclassifiable to profit & loss	5,066	(6,697)	749
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	(1,446)	1,230	(781)

The currency translation adjustment by currency is detailed in the following table:

As of December 31, 2021			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(7,202)	(7,202)	–	–	–
Currency translation adjustment	4,216	4,654	(180)	(1)	(257)
Currency translation adjustment of equity affiliates	536	730	4	(27)	(171)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(2,450)	(1,818)	(176)	(28)	(428)

As of December 31, 2020			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	7,541	7,541	–	–	–
Currency translation adjustment	(4,645)	(4,668)	115	(12)	(80)
Currency translation adjustment of equity affiliates	(1,657)	(851)	(11)	(886)	91
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	1,239	2,022	104	(898)	11

As of December 31, 2019			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(1,533)	(1,533)	–	–	–
Currency translation adjustment	740	636	138	7	(41)
Currency translation adjustment of equity affiliates	607	149	(7)	530	(65)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(186)	(748)	131	537	(106)

Tax effects relating to each component of other comprehensive income are as follows:

	2021			2020			2019
For the year ended December 31,	Pre-tax	Tax	Net	Pre-tax	Tax	Net	Pre-tax	Tax	Net
(M$)	amount	effect	amount	amount	effect	amount	amount	effect	amount
Actuarial gains and losses	1,035	(372)	663	(212)	47	(165)	(192)	55	(137)
Change in fair value of investments in equity instruments	66	(39)	27	533	18	551	142	(2)	140
Currency translation adjustment generated by the parent company	(7,202)	–	(7,202)	7,541	–	7,541	(1,533)	–	(1,533)
Sub-total items not potentially reclassifiable to profit & loss	(6,101)	(411)	(6,512)	7,862	65	7,927	(1,583)	53	(1,530)
Currency translation adjustment	4,216	–	4,216	(4,645)	–	(4,645)	740	–	740
Cash flow hedge	278	(130)	148	(313)	79	(234)	(599)	202	(397)
Variation of foreign currency basis spread	2	(5)	(3)	28	(7)	21	1	–	1
Share of other comprehensive income of equity affiliates, net amount	706	–	706	(1,831)	–	(1,831)	408	–	408
Other	(1)	–	(1)	(8)	–	(8)	(3)	–	(3)
Sub-total items potentially reclassifiable to profit & loss	5,201	(135)	5,066	(6,769)	72	(6,697)	547	202	749
TOTAL OTHER COMPREHENSIVE INCOME	(900)	(546)	(1,446)	1,093	137	1,230	(1,036)	255	(781)

Schedule of share-based payment expense

As of December 31,
(M$)	2021	2020	2019
TotalEnergies performance shares plans	129	176	180
SunPower plans	25	26	26
Capital increase reserved for employees	14	12	27
TOTAL	168	214	233

TotalEnergies share subscription or purchase option plans
Shareholders' equity and share-based payments
Summary of share subscription or purchase option plans

Weighted
average
	2011 Plan		Total	exercise price
Date of the Shareholders’ Meeting	5/21/2010
Award date (a)	9/14/2011
Strike price	33.00	€
Expiry date	9/14/2019
Number of options
Existing options as of January 1, 2019	265,230		265,230	33.00	€
Granted	–		–	–
Cancelled(b)	(1,000)		(1,000)	33.00	€
Exercised	(264,230)		(264,230)	33.00	€
Existing options as of January 1, 2020	–		–	n/a
Granted	–		–	n/a
Cancelled	–		–	n/a
Exercised	–		–	n/a
Existing options as of January 1, 2021	–		–	n/a
Granted	–		–	n/a
Cancelled	–		–	n/a
Exercised	–		–	n/a
Existing options as of December 31, 2021	–		–	n/a
(a)	The grant date is the date of the Board meeting awarding the share subscription or purchase options.
(b)	Options that were not exercised on September 14, 2019 due to the expiry of 2011 Plan.

TotalEnergies performance share plans
Shareholders' equity and share-based payments
Summary of performance share plans and restricted stock activities

	2016	2017	2018	2019	2020	2021		Total
Date of the Shareholders’ Meeting	5/24/2016	5/24/2016	5/24/2016	6/1/2018	6/1/2018	6/1/2018
Award date	7/27/2016	7/26/2017	3/14/2018	3/13/2019	3/18/2020	5/28/2021
Date of the final award (end of the vesting period)	7/28/2019	7/27/2020	3/15/2021	3/14/2022	3/20/2023	5/29/2024
Transfer authorized as from	7/29/2021	7/28/2022	3/16/2023	3/15/2024	3/21/2025	5/30/2026
Grant date IFRS 2 fair value	35.37	€35.57	€36.22	€40.11	€12.40	€27.40	€
Number of performance shares
Outstanding as of January 1, 2019	5,543,220	5,650,919	6,070,795	–	–	–		17,264,934
Notified	–	–	–	6,447,069	–	–		6,447,069
Cancelled	(1,267,392)	(41,220)	(41,260)	(39,246)	–	–		(1,389,118)
Finally granted	(4,275,828)	(1,840)	(1,100)	(180)	–	–		(4,278,948)
Outstanding as of January 1, 2020	–	5,607,859	6,028,435	6,407,643	–	–		18,043,937
Notified	–	–	–	–	6,727,352	–		6,727,352
Cancelled	–	(1,313,687)	(55,830)	(44,289)	(18,691)	–		(1,432,497)
Finally granted	–	(4,294,172)	(10,740)	(10,890)	(1,773)	–		(4,317,575)
Outstanding as of January 1, 2021	–	–	5,961,865	6,352,464	6,706,888	–		19,021,217
Notified	–	–	–	–	–	6,764,548		6,764,548
Cancelled	–	–	(1,395,555)	(58,578)	(52,301)	(31,118)		(1,537,552)
Finally granted	–	–	(4,566,310)	(4,810)	(1,385)	(690)		(4,573,195)
OUTSTANDING AS OF DECEMBER 31, 2021	–	–	–	6,289,076	6,653,202	6,732,740		19,675,018

SunPower plans
Shareholders' equity and share-based payments
Summary of performance share plans and restricted stock activities

	Restricted Stock Awards and Units
		Weighted-Average Grant Date
		Fair Value Per Share
	Shares (in thousands)	(in dollars)(a)
Outstanding as of January 1, 2019	7,660	9.11
Granted	5,430	6.82
Vested (b)	(2,460)	9.65
Forfeited	(1,304)	8.28
Outstanding as of January 1, 2020	9,326	7.75
Granted	12,797	11.10
Vested (b)	(3,596)	9.88
Forfeited	(11,360)	7.07
Outstanding as of January 1, 2021	7,167	13.75
Granted	1,932	30.47
Vested (b)	(2,905)	14.67
Forfeited	(1,325)	15.72
OUTSTANDING AS OF DECEMBER 31, 2021	4,869	19.30
(a)	SunPower estimates the fair value of the restricted stock unit awards as the stock price on the grant date.
(b)	Restricted stock awards and units vested include shares withheld on behalf of employees to satisfy the minimum statutory tax withholding requirements.

Capital increase reserved for employees
Shareholders' equity and share-based payments
Schedule of assumptions used for valuation of the cost

The main assumptions used for the valuation of the cost of the capital increase reserved for employees in 2021 were the following:

For the year ended December 31,	2021
Date of the Board of Directors meeting that decided the issue	September 16, 2020
Reference price (€) (a)	38.08
Subscription price (€) (b)	30.50
Number of shares issued (in millions) (c)	10.59
Risk free interest rate over five years (%)	(0.450)
Employees loan financing rate (%) (d)	4.44
Non transferability cost (% of the reference's share price)	19.31
(a)

Average of the closing prices of the TotalEnergies shares over the twenty trading sessions preceding April 28, 2021, being the date of the Chairman and CEO’s decision setting the opening date of the subscription period and the subscription price.

(b)	Reference price, reduced by a 20% discount and rounded off to the highest tenth of a euro.
(c)	Including the free shares issued.
(d)	Average of 5 year consumer’s credit rates.